Commitments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Commitments [Abstract]
Capital expenditure on intangibles and property, plant and equipment	£ 312	£ 255	£ 161
Expense relating to short term leases and to leases of low value assets for which recognition exemption has been used	19
Cash outflow for leases	£ 133